ACQUISITION OF BUSINESSES - Additional Information (Details) - Brazilian regulated gas transmission operation $ in Millions	Apr. 30, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, additional	3.00%
Percentage of voting interest in company	31.00%
Total consideration	$ 87
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	$ (32)
Consortium
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	10.00%
Total consideration	$ 283